NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) - shares shares in Thousands	3 Months Ended								12 Months Ended
	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Sep. 24, 2014	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding (in shares)	61,132	62,891	63,590	64,668	65,009	66,479	66,811	66,693	63,072	66,251	71,788
Weighted Average Number Diluted Shares Outstanding Adjustment									1,332	1,901	2,370
Diluted weighted average shares outstanding (in shares)	62,294	64,091	64,963	66,263	66,824	68,342	68,628	68,802	64,404	68,152	74,158
Restricted Share Award
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									763	1,048	1,415
Employee Stock Option [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									569	853	955